Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization	$ 279	$ 302
Remaining amortization period of intangible assets	3 years
North America Retail [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amount recoverable amount exceeds its carrying amount	$ 570